UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		143,928	$64,768
GEO Specialty Chemicals, Inc. (b)		23,849	10,732

			75,500
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co.		53,827	1,063,621
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.		309,827,230	24,786
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	44,566
Total Common Stocks — 0.2%			1,208,473

Asset-Backed Securities (b)	Par (000)
ALM Loan Funding (c):
Series 2012-5A, Class BR, 3.31%, 10/18/27	USD	740	724,090
Series 2013-7R2A, Class B, 2.92%, 4/24/24		555	545,445
Series 2013-7RA, Class C, 3.77%, 4/24/24		1,075	1,050,369
Series 2013-7RA, Class D, 5.32%, 4/24/24		900	872,168
ALM XIV Ltd., Series 2014-14A, Class C, 3.77%, 7/28/26 (c)		713	653,728
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.16%, 7/15/27 (c)		1,420	1,396,286
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.48%, 12/09/26 (c)		1,250	1,212,500
Ares CLO Ltd., Series 2014-32A, Class C, 4.56%, 11/15/25 (c)		1,000	955,100
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.58%, 10/15/26 (c)		350	337,750
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.02%, 10/15/26 (c)		860	796,529
Atrium CDO Corp., Series 9A, Class D, 3.91%, 2/28/24 (c)		1,350	1,274,980
Atrium X, Series 10A, Class D, 3.82%, 7/16/25 (c)		250	231,462
Atrium XII, Series 12A, Class D, 3.90%, 10/22/26 (c)		250	239,675

Asset-Backed Securities (b)	Par (000)		Value
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (c)	USD	650	$594,447
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.24%, 7/18/27 (c)		680	660,688
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A (c)(d):
Class B, 3.32%, 1/20/28		500	483,650
Class C, 4.22%, 1/20/28		500	463,800
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.76%, 5/15/25 (c)		500	470,542
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-4A, Class D, 4.79%, 1/20/25		700	699,883
Series 2013-1A, Class C, 4.36%, 2/14/25		250	241,794
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.09%, 11/07/26 (c)		625	592,875
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.23%, 5/24/26 (c)		280	268,993
CIFC Funding Ltd. (c):
Series 2013-4A, Class D, 3.91%, 11/27/24		250	237,625
Series 2014-3A, Class C1, 3.12%, 7/22/26		250	241,176
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (e)		2,500	1,779,791
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.82%, 10/23/25 (c)		620	584,541
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.52%, 10/25/25 (c)		1,000	893,449
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26 (c)		500	465,877
OZLM Funding Ltd. (c):
Series 2012-1A, Class BR, 3.32%, 7/22/27		455	447,439
Series 2012-2A, Class C, 4.67%, 10/30/23		500	495,051
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 7/17/26 (c)		250	230,028
OZLM VIII Ltd., Series 2014-8A, Class B, 3.32%, 10/17/26 (c)		475	460,541
Regatta Funding LP, Series 2013-2A, Class C, 4.32%, 1/15/25 (c)		500	489,398

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Asset-Backed Securities (b)		Par (000)	Value
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.22%, 7/17/26 (c)	USD	250	$243,708
Sound Point CLO III, Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25 (c)		250	236,790
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.66%, 1/21/26 (c)		640	633,053
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (c)		1,250	1,140,636
Treman Park CLO LLC, Series 2015-1A, Class D, 4.13%, 4/20/27 (c)		1,400	1,316,000
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (c)		663	653,121
Voya CLO Ltd., Series 2014-4A, Class C, 4.32%, 10/14/26 (c)		1,000	941,810
Wind River CLO, Ltd., Series 2012-1A Class D, 5.32%, 1/15/24 (c)		250	250,300
Total Asset-Backed Securities — 4.9%			26,507,088

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,125	1,154,546
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		166	176,954
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,605,000

			3,936,500
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		717	717,000
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	137,194
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		944	953,426

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(e)(f)	USD	129	$380,512

			1,333,938
Chemicals — 0.3%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18		1,559	1,824,133
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.16%, 12/01/17 (c)		295	295,738
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		315	315,099

			610,837
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	307,125
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.34%, 12/15/19 (b)(c)		1,425	1,400,063
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		315	283,500
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp., 3.84%, 6/15/20 (b)(c)		1,375	1,356,094
Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(g)		120	—
Media — 0.8%
Altice Financing SA, 6.63%, 2/15/23 (b)		550	545,528
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		1,225	1,225,000
CCO Safari II LLC, 4.91%, 7/23/25 (b)		1,870	1,898,471
Numericable Group SA, 6.00%, 5/15/22 (b)		842	831,475

			4,500,474
Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp., 5.50%, 9/15/21		1,425	855,000
CONSOL Energy, Inc., 5.88%, 4/15/22		620	406,100

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 7.00%, 3/31/24 (b)	USD	850	$720,375

			1,981,475
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)		900	805,500
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		1,205	1,229,853
Total Corporate Bonds — 3.8%			20,423,686

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		2,763	2,760,652
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		263	255,499
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,199,969
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		876	846,739
Term Loan C, 1.00%, 2/28/20		1,660	1,617,122
Term Loan D, 3.75%, 6/04/21		815	793,098

			7,473,079
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		693	597,048
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		720	620,170
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		113	97,087
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		993	855,407
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		1,335	1,329,166

			3,498,878
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,411	1,407,611
Northwest Airlines, Inc.:
2.39%, 3/10/17		391	387,420
1.77%, 9/10/18		718	696,460

Floating Rate Loan Interests (c)		Par (000)	Value
Airlines (continued)
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19	USD	1,127	$1,116,790

			3,608,281
Auto Components — 3.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,051	1,045,865
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,646	1,984,741
2nd Lien Term Loan, 11.00%, 1/29/18		907	429,074
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,118	1,104,487
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,532	1,248,325
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		8,617	8,039,055
GPX International Tire Corp., Term Loan (a)(g):
0.00%, 3/31/12		1,097	—
PIK, 0.00%, 3/30/12 (h)		18	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		682	682,730
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		1,454	1,452,960

			15,987,237
Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		813	806,530
3.50%, 5/24/17		1,397	1,393,381

			2,199,911
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,145	1,136,028
2nd Lien Term Loan, 8.25%, 6/03/21		305	295,438

			1,431,466
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		845	794,300
Building Materials — 0.6%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		645	620,812

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Materials (continued)
USAGM HoldCo LLC (continued):
2015 Term Loan, 4.75%, 7/28/22	USD	2,454	$2,346,519

			2,967,331
Building Products — 3.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,274	1,263,586
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,179	5,010,849
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,189	1,149,807
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		319	309,355
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		3,042	3,029,662
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,005	988,374
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,679	1,668,030
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		496	484,691
Term Loan B, 4.00%, 10/31/19		2,816	2,751,274

			16,655,628
Capital Markets — 1.0%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		1,349	1,253,799
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		861	859,100
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		3,377	3,344,903

			5,457,802
Chemicals — 3.5%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		1,090	1,079,571
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		566	560,137
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,145	2,121,310
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		115	114,083
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		975	969,996

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (continued)
Chemtura Corp., Term Loan B, 3.50%, 8/27/16	USD	243	$242,117
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		306	248,912
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		705	690,810
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		730	728,696
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		1,699	1,646,344
Term Loan B2, 4.75%, 6/07/20		144	139,869
Term Loan B3, 1.00%, 6/07/20		1,030	1,001,356
OXEA Finance LLC:
2nd Lien Term Loan, 9.50%, 7/15/20		1,365	1,230,779
Term Loan B2, 4.25%, 1/15/20		2,499	2,386,545
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		1,132	1,121,690
2015 2nd Lien Term Loan, 8.50%, 6/19/23		465	460,736
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,530	1,496,099
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,565,437
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		523	507,591
The Chemours Co., Term Loan B, 3.75%, 5/12/22		844	780,231

			19,092,309
Commercial Services & Supplies — 6.8%
ADMI Corp., 2015 Term Loan B, 5.50%, 4/30/22		1,171	1,172,794
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,075	3,001,742
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 0.04%, 7/26/16		20	20,071
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		14	14,010
Term Loan E, 3.25%, 9/07/19		2,518	2,504,784
Term Loan F, 3.25%, 2/24/21		856	847,212
Asurion LLC, Term Loan B4, 5.00%, 8/04/22		1,297	1,197,549

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20	USD	3,761	$3,467,328
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		3,322	3,282,939
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		2,992	2,946,207
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,486,245
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		953	950,018
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		863	862,510
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,337	1,328,402
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,370	2,316,763
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		1,329	1,239,665
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,638	1,629,437
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,563	4,430,425
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		700	697,325
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		918	917,250
West Corp., Term Loan B10, 3.25%, 6/30/18		2,606	2,563,826

			36,876,502
Communications Equipment — 1.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		1,418	1,391,936
2nd Lien Term Loan, 7.50%, 1/24/22		380	364,325
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		1,002	758,268
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		915	903,279
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		542	540,543
Telesat Canada, Term Loan A, 3.89%, 3/24/17	CAD	1,938	1,445,381
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	4,515	4,459,573

			9,863,305

Floating Rate Loan Interests (c)		Par (000)	Value
Construction & Engineering — 0.1%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21	USD	616	$615,316
Construction Materials — 0.5%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		1,424	1,389,193
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		733	731,483
McJunkin Red Man Corp., Term Loan, 4.75%, 11/08/19		442	426,156

			2,546,832
Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		1,331	1,318,859
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		1,246	1,230,763
Term Loan F, 4.00%, 10/01/22		3,278	3,253,797
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		822	797,693

			6,601,112
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,637	1,623,766
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		1,542	1,541,602

			3,165,368
Diversified Consumer Services — 2.7%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,848	2,784,398
2nd Lien Term Loan, 8.00%, 8/13/21		1,417	1,335,977
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		238	238,350
Term Loan B, 4.00%, 1/30/20		2,747	2,740,884
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		1,199	1,179,130
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,058	993,245
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		5,310	5,272,703

			14,544,687

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services — 2.8%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22	USD	1,920	$1,904,410
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,720	1,709,250
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		968	960,430
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		2,768	2,740,382
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		2,080	2,060,605
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,162	3,146,653
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,825	1,818,473
TransFirst, Inc., 2014 2nd Lien Term Loan, 9.00%, 11/12/22		851	837,159

			15,177,362
Diversified Telecommunication Services — 4.3%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		2,782	2,782,496
5.25%, 2/04/22		263	260,976
Cequel Communications LLC, Term Loan B, 1.00%, 2/14/19		260	256,100
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,683	2,660,246
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		2,273	2,206,732
2nd Lien Term Loan, 9.75%, 2/21/20		750	732,583
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		10,260	10,242,045
2019 Term Loan, 4.00%, 8/01/19		1,647	1,643,324
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		2,299	2,262,602

			23,047,104
Electrical Equipment — 1.1%
Southwire Co., Term Loan, 3.00%, 2/10/21		1,162	1,136,148
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		4,496	4,479,215

Floating Rate Loan Interests (c)		Par (000)	Value
Electrical Equipment (continued)
Texas Competitive Electric Holdings Co. LLC (continued):
Extended Term Loan, 4.68%, 10/10/17 (g)	USD	1,710	$579,690

			6,195,053
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,723	1,659,137
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		812	807,248

			2,466,385
Energy Equipment & Services — 1.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,799	1,762,070
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,158	847,256
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		4,930	4,625,182

			7,234,508
Food & Staples Retailing — 1.9%
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		2,190	2,178,130
2nd Lien Term Loan, 8.50%, 8/03/23		66	65,993
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		1,460	1,447,210
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		1,040	1,043,037
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,206	2,196,074
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		3,262	3,231,717

			10,162,161
Food Products — 2.6%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,112	1,045,562
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,898	2,887,481
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,647	2,631,713
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		1,767	1,760,525
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,002	999,128
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		2,638	2,609,446

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (continued)
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	USD	1	$595
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,612	1,327,071
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	717,000

			13,978,521
Health Care Equipment & Supplies — 4.4%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		2,140	2,111,573
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,054	1,046,570
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,906	1,893,995
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		3,327	3,246,709
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		3,075	3,026,661
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,491	3,360,070
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		2,161	2,126,765
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21 (g)		1,491	596,256
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,156	3,069,303
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,753	2,580,473
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		769	763,140

			23,821,515
Health Care Providers & Services — 7.6%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		465	466,260
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/28/22		472	460,993
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		3,059	3,030,823
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		2,514	2,478,760
Community Health Systems, Inc.:
Term Loan F, 3.48%, 12/31/18		1,594	1,563,666
Term Loan G, 3.75%, 12/31/19		2,748	2,686,759
Term Loan H, 4.00%, 1/27/21		1,076	1,057,482

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (continued)
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22	USD	1,592	$1,585,043
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,594	9,538,783
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,887	1,881,977
B2, 4.50%, 10/28/22		710	705,783
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,059	1,069,751
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		739	737,475
HCA, Inc., Term Loan B5, 2.98%, 3/31/17		1,391	1,389,536
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,867	1,814,033
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		492	478,246
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		3,110	3,055,575
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,858	1,841,578
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		2,292	2,275,039
U.S. Renal Care, Inc.:
2013 Term Loan, 4.25%, 7/03/19		1,647	1,639,669
2015 Term Loan B, 1.00%, 11/06/22		1,535	1,523,487

			41,280,718
Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,319	3,280,918
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,833	1,819,247

			5,100,165
Hotels, Restaurants & Leisure — 9.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,291	1,235,477
2nd Lien Term Loan, 8.00%, 8/01/22		1,526	1,507,357
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,013	1,999,963
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,799	2,533,495

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Burger King Newco Unlimited Liability Co., 2015 Term Loan B, 3.75%, 12/12/21	USD	4,747	$4,715,983
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		5,964	5,566,612
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,505	1,494,896
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,792	1,767,119
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/13/22		898	892,139
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		940	943,525
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,590	2,574,490
Intrawest ULC, Term Loan, 4.75%, 12/09/20		1,592	1,586,684
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		5,651	5,541,221
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,456	2,410,809
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,421	3,398,462
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		714	711,916
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		1,269	1,261,007
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		500	496,366
Term Loan B, 4.00%, 2/19/19		2,294	2,275,480
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		3,314	3,066,726
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,785	4,745,587

			50,725,314
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 2.98%, 7/30/22		1,580	1,577,456
Household Products — 0.9%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		2,311	2,162,501
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		2,788	2,782,672

			4,945,173

Floating Rate Loan Interests (c)		Par (000)	Value
Independent Power and Renewable Electricity Producers — 2.6%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22	USD	1,466	$1,404,006
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		1,421	1,382,575
Term Loan B6, 1.00%, 1/13/23		2,150	2,128,500
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		2,845	2,833,367
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		3,092	2,875,548
Term Loan C, 5.00%, 12/19/21		137	127,480
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		2,025	1,973,687
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,530	1,460,923

			14,186,086
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		980	708,602
Insurance — 1.0%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		610	608,182
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		372	349,775
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,605	1,533,634
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		2,000	1,932,905
2nd Lien Term Loan, 6.75%, 2/28/22		1,155	1,060,671

			5,485,167
Internet Software & Services — 1.3%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,518	2,505,887
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		4,301	4,290,735

			6,796,622
IT Services — 4.0%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		3,635	3,528,240

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
IT Services (continued)
First Data Corp.:
2018 Extended Term Loan, 3.71%, 3/24/18	USD	12,519	$12,378,640
2018 Term Loan, 3.71%, 9/24/18		1,150	1,138,017
Extended 2021 Term Loan, 4.21%, 3/24/21		560	557,350
TransFirst, Inc., Incremental Term Loan B, 4.75%, 11/12/21		2,192	2,172,893
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,710	1,706,656

			21,481,796
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		1,616	1,567,103
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		1,204	1,196,999
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,106	1,095,058
Term Loan B3, 4.25%, 8/30/20		337	333,232
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		1,514	1,512,421
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		794	793,508
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,385	2,328,301
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,479	3,046,473
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		1,119	1,117,282

			11,423,274
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		312	311,409
Media — 11.5%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		4,235	4,164,654
Term Loan, 0.00%, 7/03/16 (a)(e)(g)		2,489	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 8/24/21		1,060	1,050,725
Term Loan I, 3.50%, 1/24/23		6,485	6,467,620

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
Clear Channel Communications, Inc., Term Loan D, 6.98%, 1/30/19	USD	5,630	$4,061,326
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,652	1,600,502
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		2,781	2,662,702
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,988	1,855,992
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		1,215	1,176,424
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		490	487,550
MCC Iowa LLC:
Term Loan I, 2.66%, 6/30/17		1,067	1,045,170
Term Loan J, 3.75%, 6/30/21		518	511,636
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,110	1,101,505
Mediacom Communications Corp., Term Loan F, 2.66%, 3/31/18		1,103	1,083,894
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		4,040	4,025,577
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		2,219	2,170,464
Term Loan B2, 4.50%, 5/21/20		1,920	1,877,747
Term Loan B6, 4.75%, 1/31/23		2,345	2,293,715
SBA Senior Finance II LLC:
Incremental Term Loan B, 3.25%, 6/10/22		1,471	1,452,921
Term Loan B1, 3.25%, 3/24/21		3,012	2,944,529
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		199	194,937
Tribune Media Co., Term Loan, 3.75%, 12/27/20		3,666	3,643,243
TWCC Holding Corp., Term Loan B1, 5.75%, 2/11/20		1,567	1,565,495
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,472	4,399,156
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	2,840	4,223,427
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	1,059	1,029,728
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,879	1,832,139

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
Ziggo Financing Partnership (continued):
Term Loan B2A, 3.50%, 1/15/22	USD	1,219	$1,188,329
Term Loan B3, 3.50%, 1/15/22		2,004	1,954,378

			62,065,485
Metals & Mining — 0.5%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,672	2,592,605
Multiline Retail — 1.9%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,619	3,541,898
2nd Lien Term Loan, 8.50%, 3/26/20		870	830,128
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,406	2,395,440
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		1,060	1,053,951
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,560	2,391,268

			10,212,685
Oil, Gas & Consumable Fuels — 2.9%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,195	1,195,005
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,231	616,869
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,785	1,609,481
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	854,725
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		109	30,416
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,348,900
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		509	496,046
2nd Lien Term Loan, 8.25%, 11/06/20		470	449,146
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,787	1,621,249
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		265	205,802

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21	USD	1,958	$1,644,966
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		938	644,961
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		1,378	1,363,903
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,543	1,516,772
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,677	1,682,862
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		594	587,725

			15,868,828
Personal Products — 0.4%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		1,903	1,893,618
Pharmaceuticals — 6.4%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		2,465	2,357,252
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		1,779	1,743,405
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		904	889,728
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		3,435	3,374,888
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.23%, 2/27/21		4,230	4,191,138
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 5/07/21		611	535,966
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,757	4,626,406
JLL/Delta Dutch Newco BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		3,518	3,401,243
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		1,120	1,073,449
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		2,303	2,169,179
Series D2 Term Loan B, 3.50%, 2/13/19		2,008	1,889,963
Series E Term Loan B, 3.75%, 8/05/20		1,436	1,350,458

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (continued):
Term Loan B F1, 4.00%, 4/01/22	USD	7,452	$7,025,150

			34,628,225
Professional Services — 3.9%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,917	1,832,680
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		2,124	2,053,598
2014 2nd Lien Term Loan, 7.50%, 7/25/22		880	800,360
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,203	3,165,588
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/05/22		2,461	2,454,033
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,765	1,699,174
Sterling Infosystems, Inc., 1st Lien Term Loan B, 4.50%, 6/20/22		2,224	2,203,582
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		5,454	5,309,871
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,622	1,585,074

			21,103,960
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		968	892,588
Real Estate Management & Development — 1.8%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,296	2,279,248
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		2,509	2,461,674
Realogy Corp.:
Extended Letter of Credit, 0.05%, 10/10/16		114	112,310
Term Loan B, 3.75%, 3/05/20		5,146	5,120,347

			9,973,579
Road & Rail — 0.8%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,009	1,949,118
2nd Lien Term Loan, 7.75%, 9/30/21		975	926,250

Floating Rate Loan Interests (c)		Par (000)	Value
Road & Rail (continued)
The Hertz Corp., Term Loan B2, 3.00%, 3/11/18	USD	1,437	$1,415,939

			4,291,307
Semiconductors & Semiconductor Equipment — 4.9%
Avago Technologies Cayman Ltd., Term Loan B:
2015, 1.00%, 11/06/22		11,045	10,926,267
3.75%, 5/06/21		4,426	4,420,122
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		3,517	3,510,602
Term Loan B5, 5.00%, 1/15/21		701	699,887
NXP BV:
2015 Term Loan B, 1.00%, 10/30/20		5,716	5,680,735
Term Loan D, 3.25%, 1/11/20		1,401	1,383,588

			26,621,201
Software — 4.7%
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		3,172	3,110,322
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		1,046	1,014,547
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	764,400
Term Loan B, 4.25%, 11/01/19		1,620	1,610,345
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		3,037	2,891,057
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,495	3,393,197
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		755	595,362
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,804,496
Initial Incremental Term Loan, 4.50%, 10/30/19		1,468	1,458,236
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,138	2,091,069
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,566,000
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		870	861,161
SS&C Technologies, Inc.:
2015 Term Loan B1, 3.75%, 7/08/22		3,444	3,429,122
2015 Term Loan B2, 3.75%, 7/08/22		518	515,359

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Software (continued)
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20	USD	138	$126,295

			25,230,968
Specialty Retail — 3.6%
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		1,306	1,304,690
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		2,117	2,062,771
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,884	2,858,875
Term Loan B, 3.75%, 1/28/20		2,225	2,201,493
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		3,135	3,057,409
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,326	3,316,932
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		3,642	3,573,090
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		1,507	1,092,859

			19,468,119
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		1,410	1,401,850
Dell, Inc., Term Loan C, 3.75%, 10/29/18		1,425	1,419,110
Linxens France SA, Term Loan, 5.00%, 10/14/22		795	782,582

			3,603,542
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,269	2,098,853
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,906	1,895,979
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		630	626,062
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		3,305	3,268,645

			3,894,707
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		1,270	1,223,962

Floating Rate Loan Interests (c)		Par (000)	Value
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22	USD	1,131	$1,046,350
Wireless Telecommunication Services — 2.4%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		4,151	4,068,860
New Lightsquared LLC, PIK Exit Term Loan, 1.00%, 6/15/20 (h)		5,750	5,591,875
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22		3,030	3,031,424

			12,692,159
Total Floating Rate Loan Interests — 126.4%			682,349,558

Non-Agency Mortgage-Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)		1,336	1,341,290

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	709
Eaton Vance Senior Income Trust		13,945	84,925
Total Investment Companies — 0.0%			85,634

Other Interests (i)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A		256	3
Household Durables — 0.3%
Stanley Martin, Class B Membership Units (j)		1,250	1,731,250
Total Other Interests — 0.3%			1,731,253

12	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Preferred Securities	Shares	Value
Preferred Stocks — 0.0%
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 0.00% (c)(k)	2,075	$53,535

Trust Preferreds — 0.3%
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13% (c)	60,894	1,547,300
Total Preferred Securities — 0.3%		1,600,835

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	16,230
Total Long-Term Investments (Cost — $759,685,911) — 136.2%		735,264,047

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (l)(m)	3,398,503	$3,398,503
Total Short-Term Securities (Cost — $3,398,503) — 0.6%		3,398,503
Option Purchased (Cost — $43,022) — 0.0%		—
Total Investments (Cost — $763,127,436*) — 136.8%		738,662,550
Liabilities in Excess of Other Assets — (36.8)%		(198,629,259)

Net Assets — 100.0%		$540,033,291

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$768,883,922

Gross unrealized appreciation	$1,823,955
Gross unrealized depreciation	(32,045,327)

Net unrealized depreciation	$(30,221,372)

Consolidated Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of period end.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	All or a portion of Security is held by a wholly owned subsidiary.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Represents the current yield as of period end.

(m)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	—	3,398,503	3,398,503	$115

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(17)	10-Year U.S. Treasury Note	March 2016	USD	2,149,438	$(5,089)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,047,037	CAD	1,380,000	Morgan Stanley & Co. International PLC	12/03/15	$13,689
USD	3,009,909	GBP	1,962,000	State Street Bank and Trust Co.	12/03/15	54,962
USD	1,032,501	CAD	1,380,000	HSBC Bank PLC	1/06/16	(850)
USD	2,948,042	GBP	1,962,000	BNP Paribas S.A.	1/06/16	(7,452)
Total						$60,349

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/21/19	USD	942.86	44	—

Portfolio Abbreviations

ADS	American Depositary Shares
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

14	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$17,938,728	$8,568,360	$26,507,088
Common Stocks	$1,108,187	—	100,286	1,208,473
Corporate Bonds	—	17,646,127	2,777,559	20,423,686
Floating Rate Loan Interests	—	634,923,862	47,425,696	682,349,558
Investment Companies	85,634	—	—	85,634
Non-Agency Mortgage-Backed Securities	—	1,341,290	—	1,341,290
Other Interests	—	—	1,731,253	1,731,253
Preferred Securities	1,600,835	—	—	1,600,835
Warrants	—	—	16,230	16,230
Short-Term Securities	3,398,503	—	—	3,398,503

Total	$6,193,159	$671,850,007	$60,619,384	$738,662,550

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$68,651	—	$68,651
Liabilities:
Interest rate contracts	$(5,089)	—	—	(5,089)
Foreign currency exchange contracts	—	(8,302)	—	(8,302)

Total	$(5,089)	$60,349	—	$55,260

[1]    Derivative financial instruments are forward foreign currency exchange contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,272,722	—	—	$2,272,722
Cash pledged for financial futures contracts	23,046	—	—	23,046
Foreign currency at value	1,462	—	—	1,462
Liabilities:
Bank borrowings payable	—	$(173,000,000)	—	(173,000,000)

Total	$2,297,230	$(173,000,000)	—	$(170,702,770)

During the period ended November 30, 2015, there were no transfers between Level 1 and Level 2.

16	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2015	$10,022,033	$345,687	$2,987,102	$33,105,389	$1,715,003	$20,682	$48,195,896
Transfers into Level 3[1]	—	—	—	25,759,662	—	—	25,759,662
Transfers out of Level 3[2]	(2,605,000)	—	—	(8,073,171)	—	—	(10,678,171)
Accrued discounts/premiums	2,033	—	(251)	17,194	—	—	18,976
Net realized gain (loss)	(86,827)	—	500	(57,644)	—	—	(143,971)
Net change in unrealized appreciation (depreciation)[3,4]	(146,485)	(245,401)	(181,867)	(1,071,392)	16,250	(4,452)	(1,633,347)
Purchases	2,014,481	—	22,575	1,946,307	—	—	3,983,363
Sales	(631,875)	—	(50,500)	(4,200,649)	—	—	(4,883,024)

Closing balance, as of November 30, 2015	$8,568,360	$100,286	$2,777,559	$47,425,696	$1,731,253	$16,230	$60,619,384

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[4]	$(144,607)	$(245,401)	$(181,867)	$(1,071,392)	$16,250	$(4,452)	$(1,631,469)

[1]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation).

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2015	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	January 22, 2016